SCHEDULE OF STOCK OPTION ACTIVITY (Details)	3 Months Ended
Mar. 31, 2022 $ / shares shares
Equity Incentive Plan
Number of options, Beginning balance | shares
Weighted Average Exercise Price, Beginning Balance | $ / shares
Number of options, Granted | shares	7,456,500
Weighted Average Exercise Price, Granted | $ / shares	$ 0.0518
Number of options,Exercised | shares
Weighted Average Exercise Price,Exercised | $ / shares
Number of options, Cancelled | shares
Weighted Average Exercise Price, Cancelled | $ / shares
Number of options, Ending Balance | shares	7,456,500
Weighted Average Exercise Price, Ending Balance | $ / shares	$ 0.0518